Mar. 01, 2015
NATIONWIDE MUTUAL FUNDS
Nationwide Global Equity Fund

Supplement dated December 10, 2015
to the Prospectus dated March 1, 2015 (as revised May 1, 2015)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Global Equity Fund

Effective immediately, the Prospectus is amended as follows:

2.	a.	The following statement is deleted from the first paragraph of the section entitled "Principal Investment Strategies" on page 6 of the Prospectus:

In addition, these derivatives may be used for investment (non-hedging) purposes to earn income, to enhance returns, to replace more traditional direct investments, to obtain exposure to certain markets, or to establish net short positions for individual currencies.

b.	The following paragraphs are added to the end of the section entitled "Principal Investment Strategies" on page 6 of the Prospectus:

The subadviser employs both a positive and negative screening process with regard to securities selection for the Fund.  The negative screening process excludes securities with more than 5% of sales in alcohol, tobacco, defense, nuclear, genetically modified organisms (GMOs), water bottles, gambling and pornography from the Fund's portfolio.  The positive screening process identifies securities of companies that appear to be fundamentally attractive and to have superior valuation characteristics. In addition, the positive screening process also includes material, fundamental sustainability factors that the subadviser believes confirm the fundamental investment case and can enhance the subadviser's ability to make good investment decisions. These sustainability factors are material extra-financial factors that evaluate the environmental, social and governance performance of companies that along with more traditional financial analytics identify companies that the subadviser believes will provide sustained, long-term value.

The Fund may engage in active and frequent trading of portfolio securities.

3.	The following is added to the section entitled "Principal Risks" that begins on page 6 of the Prospectus:

Sustainability factor risk – the sustainability factors used in the subadviser's investment process will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics.  The sustainability factors may cause the Fund's industry allocation to deviate from that of funds without these considerations.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund's performance, and may result in additional tax consequences for Fund shareholders.